Retirement Plans	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
Retirement Plans

NOTE H — Retirement Plans

Defined Benefit and Other Postretirement Benefit Plans

CTS has a number of noncontributory defined benefit pension plans (“Pension Plans”) covering approximately 11% of its active employees. Pension Plans covering salaried employees provide pension benefits that are based on the employees’ years of service and compensation prior to retirement. Pension Plans covering hourly employees generally provide benefits of stated amounts for each year of service.

CTS provides postretirement life insurance benefits for certain retired employees. Domestic employees who were hired prior to 1982 and certain domestic union employees are eligible for life insurance benefits upon retirement. CTS funds life insurance benefits through term life insurance policies and intends to continue funding all of the premiums on a pay-as-you-go basis.

The Company recognizes the funded status of a benefit plan in its statement of financial position. The funded status is measured as the difference between plan assets at fair value and the benefit obligation. The Company also recognizes, as a component of other comprehensive income, net of tax, the gains or losses and prior service costs or credits that arise during the period but are not recognized as components of net periodic benefit/cost.

The measurement date for the Pension Plans for the Company’s domestic and foreign locations was December 31, 2012 and 2011. The following table provides a reconciliation of benefit obligation, plan assets, and the funded status of the Pension Plans domestic and foreign locations plan at that measurement date.

	Domestic Pension Plans		Foreign Pension Plans
($ in thousands)	2012	2011	2012	2011

Accumulated benefit obligation	$269,657	$244,776	$15,207	$13,308

Change in projected benefit obligation:
Projected benefit obligation at January 1	$253,574	$230,366	$14,335	$14,414
Service cost	2,735	2,749	125	141
Interest cost	11,935	12,246	571	598
Benefits paid	(17,106)	(12,684)	(661)	(989)
Actuarial loss	23,359	20,897	1,190	369
Foreign exchange impact and other	—	—	660	(198)

Projected benefit obligation at December 31	$274,497	$253,574	$16,220	$14,335

Change in plan assets:
Assets at fair value at January 1	$248,630	$266,520	$11,476	$11,004
Actual return on assets	30,067	(5,339)	456	94
Company contributions	4,031	133	1,563	1,509
Benefits paid	(17,106)	(12,684)	(661)	(989)
Foreign exchange impact and other	—	—	535	(142)

Assets at fair value at December 31	$265,622	$248,630	$13,369	$11,476

Funded status (plan assets less projected benefit obligations)	$(8,875)	$(4,944)	$(2,851)	$(2,859)

The measurement date for the other post retirement plan was December 31, 2012 and 2011. The following table provides a reconciliation of benefit obligation, plan assets, and the funded status of the other post retirement plan at that measurement date.

	Other Postretirement Benefit Plan
($ in thousands)	2012	2011

Accumulated benefit obligation	$5,665	$5,365

Change in projected benefit obligation:
Projected benefit obligation at January 1	$5,366	$5,395
Service cost	9	15
Interest cost	255	287
Actuarial loss/(gain)	226	(141)
Benefits paid	(190)	(190)

Projected benefit obligation at December 31	$5,666	$5,366

Change in plan assets:
Assets at fair value at January 1	$—	$—
Actual return on assets	—	—
Company contributions	190	190
Benefits paid	(190)	(190)
Other	—	—

Assets at fair value at December 31	$—	$—

Funded status (plan assets less projected benefit obligations)	$(5,666)	$(5,366)

The components of the prepaid (accrued) cost of the domestic and foreign pension plans, net are classified in the following lines in the Consolidated Balance Sheets at December 31:

	Domestic Pension Plans		Foreign Pension Plans
($ in thousands)	2012	2011	2012	2011

Prepaid pension asset	$—	$4,359	$—	$—
Other accrued liabilities	(967)	(3,761)	—	—
Other long-term obligations	(7,908)	(5,542)	(2,851)	(2,859)

	$(8,875)	$(4,944)	$(2,851)	$(2,859)

The components of the prepaid (accrued) cost of the other postretirement benefit plan, net are classified in the following lines in the Consolidated Balance Sheets at December 31:

	Other Postretirement Benefit Plan
($ in thousands)	2012	2011

Other accrued liabilities	$(361)	$(355)
Other long-term obligations	(5,305)	(5,011)

	$(5,666)	$(5,366)

CTS has also recorded the following amounts to Accumulated Other Comprehensive Loss for the domestic and foreign pension plans at December 31, 2012:

	Domestic Pension Plans			Foreign Pension Plans
($ in thousands)	Unrecognized Loss	Prior Service Cost	Total	Unrecognized Loss	Prior Service Cost	Total

Balance at January 1, 2012	$110,801	$1,046	$111,847	$3,632	$—	$3,632
Amortization of retirement benefits, net of tax	(3,684)	(367)	(4,051)	(236)	—	(236)
Reclassification adjustments, net of tax	8,816	—	8,816	922	—	922
Foreign exchange impact	—	—	—	174	—	174

Balance at December 31, 2012	$115,933	$679	$116,612	$4,492	$—	$4,492

CTS has also recorded the following amounts to Accumulated Other Comprehensive loss for other postretirement benefit plan at December 31, 2012:

	Other Postretirement Benefit Plan
($ in thousands)	Unrecognized (Gain)	Prior Service Cost	Total

Balance at January 1, 2012	$(423)	$—	$(423)
Amortization of retirement benefits, net of tax	24	—	24
Reclassification adjustments, net of tax	138	—	138

Balance at December 31, 2012	$(261)	$—	$(261)

CTS expects to recognize, on a pre-tax basis, approximately $8.1 million of losses and $0.6 million of prior service costs in 2013 related to its Pension Plans. CTS does not expect to recognize any significant amounts of the Other Postretirement Benefit Plan unrecognized amounts in 2013.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for those Pension Plans with accumulated benefit obligation in excess of fair value of plan assets at December 31 is shown below:

($ in thousands)	2012	2011

Projected benefit obligation	$22,471	$23,638
Accumulated benefit obligation	21,022	19,018
Fair value of plan assets	13,369	11,476

Net pension expense/(income) for the years ended in December 31 include the following components:

	Domestic Pension Plans			Foreign Pension Plans
($ in thousands)	2012	2011	2010	2012	2011	2010

Service cost	$2,735	$2,749	$2,824	$125	$141	$159
Interest cost	11,935	12,246	12,654	571	598	623
Expected return on plan assets(1)	(21,506)	(23,665)	(23,777)	(445)	(573)	(560)
Amortization of unrecognized:
Prior service cost	605	611	816	—	—	—
Loss/(gain)	6,062	4,164	3,686	296	275	293
Additional cost due to early retirement	282	670	234	—	—	—

Net expense/(income)	$113	$(3,225)	$(3,563)	$547	$441	$515

Weighted-average actuarial assumptions(2)
Benefit obligation assumptions:
Discount rate	4.06%	4.91%	5.51%	3.46%	3.93%	4.31%
Rate of compensation increase	3.00%	3.00%	4.18%	0.69%	0.77%	0.75%
Pension expense/(income) assumptions:
Discount rate	4.91%	5.51%	5.80%	3.86%	4.38%	4.53%
Expected return on plan assets(1)	8.00%	8.50%	8.50%	3.00%	3.60%	5.22%
Rate of compensation increase	3.00%	4.18%	4.18%	0.72%	0.72%	0.75%

(1)	Expected return on plan assets is net of expected investment expenses and certain administrative expenses.
(2)	During the fourth quarter of each year, CTS reviews its actuarial assumptions in light of current economic factors to determine if the assumptions need to be adjusted.

Net pension (income)/postretirement expense for the years ended in December 31 include the following components:

	Other Postretirement Benefit Plan
($ in thousands)	2012	2011	2010

Service cost	$9	$15	$14
Interest cost	255	287	300
Amortization of unrecognized:
Loss/(gain)	(40)	(5)	—

Net (income)/expense	$224	$297	$314

Weighted-average actuarial assumptions (1)
Benefit obligation assumptions:
Discount rate	4.06%	4.91%	5.51%
Rate of compensation increase	—%	—%	—%
Pension income/postretirement Expense assumptions:
Discount rate	4.91%	5.51%	5.80%
Rate of compensation increase	—%	—%	—%

(1)	During the fourth quarter of each year, CTS reviews its actuarial assumptions in light of current economic factors to determine if the assumptions need to be adjusted.

The discount rate utilized to estimate CTS’ pension and postretirement obligations is based on market conditions at December 31, 2012, and is determined using a model consisting of high quality bond portfolios that match cash flows of the plans’ projected benefit payments based on the plan participants’ service to date and their expected future compensation. Use of the rate produced by this model generates a projected benefit obligation that equals the current market value of a portfolio of high quality bonds whose maturity dates match the timing and amount of expected future benefit payments.

The discount rate used to determine 2012 pension income and postretirement expense for CTS’ pension and postretirement plans is based on market conditions at December 31, 2011 and is the interest rate used to estimate interest incurred on the outstanding projected benefit obligations during the period.

CTS utilizes a building block approach in determining the long-term rate of return for plan assets. Historical markets are reviewed and long-term relationships between equities and fixed-income are preserved consistent with the generally accepted capital market principle that assets with higher volatility generate a greater return over the long-term. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established via a building block approach with proper consideration of diversification and rebalancing. Peer data and historical returns are reviewed to ensure for reasonableness and appropriateness.

CTS´ pension plan asset allocation at December 31, 2012 and 2011, and target allocation for 2013 by asset category are as follows:

	Target Allocations	Percentage of Plan Assets at December 31,
Asset Category	2013	2012	2011

Equity securities(1)	60%	62%	63%
Debt securities	25%	24%	31%
Other	15%	14%	6%

Total	100%	100%	100%

(1)	Equity securities include CTS common stock in the amounts of approximately 15.6 million (6% of total plan assets) at December 31, 2012 and approximately $13.4 million (5% of total plan assets) at December 31, 2011.

CTS employs a total return on investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities and funded status. The investment portfolio primarily contains a diversified mix of equity and fixed-income investments. The equity investments are diversified across U.S. and non-U.S. stocks. Other assets such as private equity are used modestly to enhance long-term returns while improving portfolio diversification. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements, and asset/liability studies at regular intervals.

The following table summarizes the fair values of CTS’ pension plan assets at December 31:

($ in thousands)	2012	2011

Equity securities — U.S. holdings	$143,215	$134,054
Equity securities — Non-U.S. holdings	29,153	28,166
Corporate Bonds	51,009	57,569
Cash and cash equivalents	10,827	11,806
International hedge fund	10,395	—
Debt securities issued by U.S., state and local governments	10,117	17,351
Long-biased hedge fund	9,937	—
Partnerships	6,330	3,586
Mortgage-backed securities	6,139	6,036
Fixed annuities	1,681	1,538
Other asset-backed securities	188	—

Total fair value of plan assets	$278,991	$260,106

The fair values at December 31, 2012 are classified within the following categories in the fair value hierarchy:

($ in thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities — U.S. holdings(1)	$143,215	$—	$—	$143,215
Equity securities — Non-U.S. holdings(1)	29,153	—	—	29,153
Corporate Bonds(2)	—	51,009	—	51,009
Cash and cash equivalents(3)	10,827	—	—	10,827
International hedge fund(4)	—	—	10,395	10,395
Debt securities issued by U.S., state and local governments(5)	—	10,117	—	10,117
Long-biased hedge fund(6)	—	—	9,937	9,937
Partnerships(7)	—	—	6,330	6,330
Mortgage-backed securities(8)	—	6,139	—	6,139
Fixed annuity contracts(9)	—	—	1,681	1,681
Other asset-backed securities	—	188	—	188

Total	$183,195	$67,453	$28,343	$278,991

The fair values at December 31, 2011 are classified within the following categories in the fair value hierarchy:

($ in thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities — U.S. holdings(1)	$134,054	$—	$—	$134,054
Equity securities — Non-U.S. holdings(1)	28,166	—	—	28,166
Corporate Bonds (2)	—	57,569	—	57,569
Debt securities issued by U.S., state and local governments (5)	—	17,351	—	17,351
Cash and cash equivalents (3)	11,806	—	—	11,806
Mortgage-backed securities (8)	—	6,036	—	6,036
Partnerships (7)	—	—	3,586	3,586
Fixed annuity contracts(9)	—	—	1,538	1,538

Total	$174,026	$80,956	$5,124	$260,106

(1)	Comprised of common stocks in various industries. The Pension Plan fund manager may shift investments from value to growth strategies or vice-versa, from small cap to large cap stocks or vice-versa, in order to meet the Pension Plan’s investment objectives, which are to provide for a reasonable amount of long-term growth of capital without undue exposure to volatility, and protect the assets from erosion of purchasing power.
(2)	Comprised of investment grade securities in various industries.
(3)	Comprised of investment grade short-term investment funds.
(4)	This hedge fund allocates its capital across several direct hedge-fund organizations. This fund invests with hedge funds that employ “non-directional” strategies. These strategies do not require the direction of the markets to generate returns. The majority of these hedge funds generate returns by the occurrence of key events such as bankruptcies, mergers, spin-offs, etc.
(5)	Comprised of investment grade securities that are backed by the U.S., state or local governments.
(6)	The hedge fund manager utilizes fundamental research and invest in equities both long (seeking price appreciation) and short (expectation that the stock will fall) instruments.
(7)	Comprised of partnerships that invest in various U.S. industries.
(8)	Comprised of investment grade securities in which approximately $4.9 million and $4.4 million is backed by the U.S. government for the years ended December 31, 2012 and December 31, 2011, respectively, and the remainder by commercial real estate.
(9)	Comprised of fixed annuity contracts purchased at market value when plan participants retire.

The Pension Plan assets recorded at fair value are measured and classified in a hierarchy for disclosure purposes consisting of three levels based on the observability of inputs available in the marketplace used to measure fair value as discussed below:

•

Level 1:    Fair value measurements that are quoted prices (unadjusted) in active markets that the pension plan trustees have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets.

•

Level 2:    Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. Level 2 inputs include quoted prices for similar assets in active or inactive markets, and inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves that are observable at commonly quoted intervals.

•	Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable.

The table below reconciles the Level 3 international hedge fund assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 hedge fund assets at December 31, 2011	$—
Capital contributions	10,000
Realized and unrealized gain	395

Fair value of Level 3 hedge fund assets at December 31, 2012	$10,395

The table below reconciles the Level 3 long-biased hedge fund assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 hedge fund assets at December 31, 2011	$—
Capital contributions	10,000
Realized and unrealized loss	(63)

Fair value of Level 3 hedge fund assets at December 31, 2012	$9,937

The hedge fund manager reviews the net asset values of the underlying portfolio of hedge funds and also the hedge fund positions within the portfolio. If the positions cannot be exited within one year these funds are considered level 3 investments within the fair value hierarchy.

The table below reconciles the Level 3 partnership assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 partnership assets at January 1, 2011	$3,585
Capital contributions	548
Net ordinary loss attributable to partnership assets	(13)
Realized and unrealized gain	1,206
Capital distributions	(1,740)

Fair value of Level 3 partnership assets at December 31, 2011	3,586
Capital contributions	3,763
Net ordinary gain attributable to partnership assets	2
Realized and unrealized gain	688
Capital distributions	(1,709)

Fair value of Level 3 partnership assets at December 31, 2012	$6,330

The partnership fund manager uses a market approach in estimating the fair value of the plan’s Level 3 asset. The market approach estimates the fair value by first, determining the entity’s earnings before interest, taxes, depreciation and amortization and then multiplying that value by an estimated multiple. When establishing an appropriate multiple, the fund manager considers recent comparable private company transactions and multiples paid. The entity’s net debt is then subtracted from the calculated amount to arrive at an estimated fair value for the entity. The fund manager’s goal is to provide a conservative estimate of the fair value of such assets and to utilize conservative estimates of multiples used in establishing such fair values.

The fixed annuity contracts were purchased at market value when plan participants retire in order to provide these participants with the pension benefits under the rules of the pension plan. Once purchased, these annuities have no tradable value. Fair value has instead been assessed as the present value, using certain actuarial assumptions, of the stream of expected payments. Accordingly, these fixed annuities are classified as Level 3 under the fair value hierarchy.

The table below reconciles the Level 3 fixed annuity contracts within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 fixed annuity contracts at January 1, 2011	$1,429
Purchases	196
Benefits paid	(104)
Net gain	17

Fair value of Level 3 fixed annuity contracts at December 31, 2011	1,538
Purchases	—
Benefits paid	(106)
Net gain	249

Fair value of Level 3 fixed annuity contracts at December 31, 2012	$1,681

The expected contributions to be made by CTS to the domestic and foreign pension plans during 2013 are $1.0 million and $1.6 million, respectively. The expected contributions to be made by CTS to the other postretirement benefit plan during 2013 are $0.4 million.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

($ in thousands)	Domestic Pension Plans	Foreign Pension Plans	Other Postretirement Benefit Plan

2013	$15,759	$433	$361
2014	16,685	585	366
2015	17,369	538	366
2016	17,053	687	362
2017	17,407	545	358
Thereafter	84,886	4,406	1,668

Defined Contribution Plans

CTS sponsors a 401(k) plan that covers substantially all of its U.S. employees. Contributions and costs are generally determined as a percentage of the covered employee’s annual salary. Amounts expensed for the 401(k) plan and the other plans totaled $5.1 million in 2012, $4.5 million in 2011, and $3.5 million in 2010.